INVESTMENTS IN AFFILIATED COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Investment in Iluminage Beauty [Member]		Dec. 31, 2012 Investment in Iluminage Beauty [Member]	Mar. 15, 2012 Investment in Existing Customer [Member]	Dec. 31, 2013 Investment in Juvenis Ltd. (Juvenis) [Member]	Dec. 31, 2012 Investment in Juvenis Ltd. (Juvenis) [Member]
Schedule of Cost-method Investments [Line Items]
Investments in affiliated companies	$ 24,720	$ 1,000	$ 200	$ 24,720	[1]	[1]	$ 1,000		$ 1,000

[1]	On December 9, 2013, based on the fair value method, the Company recorded an investment in Iluminage Beauty of $24,720, which represents the fair value of Iluminage Beauty's common stock held by the Company on the deconsolidation date. Refer to Note 4 and 1b1 for further details.